Basic and Diluted Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted net loss per share

16. Basic and diluted net loss per share

Basic net income loss per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of ordinary shares outstanding during the period plus potential shares (deriving from warrants and convertible notes) considered outstanding during the period, in accordance with ASC 260-10 as determined under the treasury stock method.

	Three month period ended June 30,		Six month period ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to common shareholders	$(4,693)	$(1,962)	(7,658)	(2,937)
Denominator:
Weighted average common shares outstanding – basic and diluted	250,859,128	140,303,961	238,832,128	132,665,515
Net loss per share attributable to common shareholders – basic and diluted	$(0.02)	$(0.01)	$(0.03)	$(0.02)

The Company’s unvested restricted shares and restricted share units have been excluded from the computation of basic net loss per share attributable to common shareholders.

The Company’s potentially dilutive securities, which include warrants and shares issuable upon conversion of convertible debt, have been excluded from the computation of diluted net loss per share attributable to common shareholders as the effect would be to reduce the net loss per share attributable to common shareholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three month period ended June 30,		Six month period ended June 30,
	2021	2020	2021	2020
Warrants	10,629,897	8,717,239	10,629,897	8,717,239
Convertible debt	—	2,259,504	—	2,259,504
	10,629,897	10,976,743	10,629,897	10,976,743

22. Basic and diluted net loss per share

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is computed based on the weighted average number of ordinary shares outstanding during the period plus potential shares (deriving from warrants and convertible notes) considered outstanding during the period, in accordance with ASC 260-10 as determined under the treasury stock method. Basic and diluted net loss per share attributable to common shareholders was as follows:

	Years Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common shareholders	$(5,073)	$(14,400)
Denominator:
Weighted average common shares outstanding – basic and diluted	163,238,991	63,407,230
Net loss per share attributable to common shareholders – basic and diluted	$(0.03)	$(0.23)

The Company’s unvested restricted shares and restricted share units have been excluded from the computation of basic net loss per share attributable to common shareholders.

The Company’s potentially dilutive securities, which include warrants and shares issuable upon conversion of convertible debt, have been excluded from the computation of diluted net loss per share attributable to common shareholders as the effect would be to reduce the net loss per share attributable to common shareholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of December 31,
	2020	2019
Warrants	8,523,918	4,387,223
Convertible debt	960,216	—
	9,484,134	4,387,223